Janus Henderson Global Select Fund
Schedule of Investments (unaudited)
December 31, 2024

	Shares	Value
Common Stocks – 97.5%
Aerospace & Defense – 3.2%
BAE Systems PLC	6,139,709	$88,066,540
Automobiles – 2.6%
BYD Co Ltd	904,000	30,824,887
Toyota Motor Corp	2,158,900	42,560,857
		73,385,744
Banks – 6.5%
BNP Paribas SA	833,103	51,014,868
Erste Group Bank AG	914,334	56,484,740
HDFC Bank Ltd	1,990,041	41,165,949
Resona Holdings Inc	4,543,100	33,063,307
		181,728,864
Beverages – 1.0%
Monster Beverage Corp*	534,928	28,115,816
Biotechnology – 3.3%
Argenx SE (ADR)*	28,883	17,763,045
Ascendis Pharma A/S (ADR)*	131,927	18,162,390
Biohaven Ltd*	379,631	14,179,218
Vaxcyte Inc*	509,516	41,708,980
		91,813,633
Capital Markets – 1.9%
Morgan Stanley	421,430	52,982,180
Chemicals – 2.0%
Linde PLC	131,309	54,975,139
Commercial Services & Supplies – 1.1%
Rentokil Initial PLC	6,072,874	30,163,680
Diversified Financial Services – 1.4%
Mastercard Inc - Class A	74,815	39,395,335
Electronic Equipment, Instruments & Components – 1.7%
Hexagon AB - Class B	5,067,271	48,103,307
Entertainment – 5.3%
Liberty Media Corp-Liberty Formula One - Series C*	1,215,358	112,615,072
Spotify Technology SA*	75,507	33,780,322
		146,395,394
Hotels, Restaurants & Leisure – 5.6%
Booking Holdings Inc	7,533	37,427,108
Chipotle Mexican Grill Inc*	1,440,951	86,889,345
Entain PLC	3,683,820	31,545,483
		155,861,936
Independent Power and Renewable Electricity Producers – 3.4%
Vistra Corp	690,764	95,235,633
Insurance – 6.7%
AIA Group Ltd	4,361,600	31,552,525
Arthur J Gallagher & Co	306,033	86,867,467
Dai-ichi Life Holdings Inc	2,611,000	69,366,965
		187,786,957
Interactive Media & Services – 2.3%
Meta Platforms Inc - Class A	108,044	63,260,842
Life Sciences Tools & Services – 0.9%
ICON PLC*	123,690	25,939,030
Machinery – 0.6%
Deere & Co	39,688	16,815,806
Metals & Mining – 2.8%
Teck Resources Ltd	1,907,278	77,336,785
Multiline Retail – 3.5%
Amazon.com Inc*	443,312	97,258,220
Oil, Gas & Consumable Fuels – 4.6%
Canadian Natural Resources Ltd	2,059,938	63,590,286
Marathon Petroleum Corp	469,474	65,491,623
		129,081,909
Personal Products – 1.2%
Unilever PLC	607,190	34,381,335
Pharmaceuticals – 3.3%
AstraZeneca PLC	261,786	34,072,574

	Shares	Value
Common Stocks – (continued)
Pharmaceuticals – (continued)
Eli Lilly & Co	31,676	$24,453,872
Merck & Co Inc	335,691	33,394,541
		91,920,987
Road & Rail – 1.2%
TFI International Inc	246,223	33,262,265
Semiconductor & Semiconductor Equipment – 13.0%
ASML Holding NV	77,663	54,611,142
Disco Corp	87,200	23,539,281
Lam Research Corp	383,719	27,716,023
NVIDIA Corp	417,920	56,122,477
Taiwan Semiconductor Manufacturing Co Ltd	6,113,000	199,632,233
		361,621,156
Software – 8.0%
Microsoft Corp	348,964	147,088,326
Synopsys Inc*	154,289	74,885,709
		221,974,035
Specialty Retail – 3.2%
TJX Cos Inc	727,268	87,861,247
Textiles, Apparel & Luxury Goods – 2.9%
LVMH Moet Hennessy Louis Vuitton SE	28,495	18,629,888
Samsonite International SAž	22,023,600	61,254,737
		79,884,625
Trading Companies & Distributors – 2.6%
Ferguson Enterprises Inc	423,471	73,501,861
Wireless Telecommunication Services – 1.7%
T-Mobile US Inc	217,157	47,933,065
Total Common Stocks (cost $1,888,438,883)		2,716,043,326
Preferred Stocks – 0.6%
Automobiles – 0.6%
Dr Ing hc F Porsche AGž (cost $29,160,153)	296,585	17,937,705
Private Placements – 0%
Software – 0%
Magic Leap Inc - Class A private equity common shares*,¢,§ (cost $9,254,547)	19,041	0
Investment Companies – 1.8%
Money Markets – 1.8%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº,£ (cost $49,746,632)	49,737,595	49,747,542
Total Investments (total cost $1,976,600,215) – 99.9%		2,783,728,573
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		1,826,931
Net Assets – 100%		$2,785,555,504

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$1,515,922,447	54.5%
United Kingdom	218,229,612	7.8
Taiwan	199,632,233	7.2
Canada	174,189,336	6.3
Japan	168,530,410	6.1
Hong Kong	92,807,262	3.3
Sweden	81,883,629	2.9
France	69,644,756	2.5
Austria	56,484,740	2.0
Netherlands	54,611,142	2.0
India	41,165,949	1.5
China	30,824,887	1.1
Ireland	25,939,030	0.9
Denmark	18,162,390	0.7
Germany	17,937,705	0.6
Belgium	17,763,045	0.6
Total	$2,783,728,573	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/24	Ending Shares	Dividend Income
Investment Companies - 1.8%
Money Markets - 1.8%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº
	$57,391,966	$186,858,490	$(194,502,914)	$233	$(233)	$49,747,542	49,737,595	$797,770

Schedule of Total Return Swaps
Counterparty/ Return Paid by the Fund	Return Received by the Fund	Payment Frequency	Termination Date	Notional Amount		Swap Contracts, at Value and Unrealized Appreciation/ (Depreciation)
UBS AG, London Branch:
Euro short-term rate + 0.55%	Ryanair Holdings PLC	At Maturity	1/15/25	22,613,060	EUR	$526,234

Average Ending Monthly Value of Derivative Instruments During the Period Ended December 31, 2024
Total return swaps:
Average notional amount	$22,613,060

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2024 is $79,192,442, which represents 2.8% of net assets.

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of December 31, 2024.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended December 31, 2024 is $0, which represents 0.0% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

§	Schedule of Restricted Securities (as of December 31, 2024)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Magic Leap Inc - Class A private equity common shares	10/5/17	$9,254,547	$0	0.0%
The Fund has registration rights for certain restricted securities held as of December 31, 2024. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2024.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Aerospace & Defense	$-	$88,066,540	$-
Automobiles	-	73,385,744	-
Banks	-	181,728,864	-
Commercial Services & Supplies	-	30,163,680	-
Electronic Equipment, Instruments & Components	-	48,103,307	-
Hotels, Restaurants & Leisure	124,316,453	31,545,483	-
Insurance	86,867,467	100,919,490	-
Personal Products	-	34,381,335	-
Pharmaceuticals	57,848,413	34,072,574	-
Semiconductor & Semiconductor Equipment	83,838,500	277,782,656	-
Textiles, Apparel & Luxury Goods	-	79,884,625	-
All Other	1,383,138,195	-	-
Preferred Stocks	-	17,937,705	-
Private Placements	-	-	0
Investment Companies	-	49,747,542	-
Total Investments in Securities	$1,736,009,028	$1,047,719,545	$0
Other Financial Instruments(a):
OTC Swaps	-	526,234	-
Total Assets	$1,736,009,028	$1,048,245,779	$0

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments.
The Fund's management has determined the Fund did not hold a significant amount of Level 3 securities as of December 31, 2024.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-25-70232 02-25